UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2006.


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     November 1, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $65,283 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTION PERFORMANCE COS INC     COM              4933107     862    68960 SH       DEFINED 1               68960
ALBERTSONS INC                 COM              13104104   4681   182500 SH       DEFINED 1              182500
AMEGY BANCORPORATION INC       COM              02343R102  1924    85000 SH       DEFINED 1               85000
APRIA HEALTHCARE GROUP INC     COM              37933108   3322   104100 SH       DEFINED 1              104100
BEVERLY ENTERPRISES INC        COM              87851309   1727   141000 SH       DEFINED 1              141000
BURLINGTON COAT FACTORY        COM              121579106  3744    98430 SH       DEFINED 1               98430
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   506    16500 SH       DEFINED 1               16500
CINERGY CORP                   COM              172474108  2138    48150 SH       DEFINED 1               48150
CROWN MEDIA HLDGS INC          CL A             228411104   447    40850 SH       DEFINED 1               40850
DREYER'S GRAND ICE CREAM       COM              261877104                                    1
GTECH HLDGS CORP               COM              400518106  3206   100000 SH       DEFINED 1              100000
GUIDANT CORP                   COM              401698105  5659    82140 SH       DEFINED 1               82140
HIBERNIA CORP                  CL A             428656102  4506   150000 SH       DEFINED 1              150000
IMS HEALTH INC                 COM              449934108  2535   100000 SH       DEFINED 1              100000
INSIGHT COMMUNICATIONS CO      CL A             45768V108  5382   462776 SH       DEFINED 1              462776
INSTINET GROUP INC             COM              457750107   958   192836 SH       DEFINED 1              192836
MBNA CORP                      COM              55262L100  9240   375000 SH       DEFINED 1              375000
PANAMSAT HLDG CORP             COM              69831Y105  1952    80650 SH       DEFINED 1               80650
PEACOCK GROUP PLC                                          1157   206133 SH       DEFINED 1              206133
SIEBEL SYSTEMS INC             COM              826170102  2429   235100 SH       DEFINED 1              235100
SIX FLAGS INC                  COM              83001P109   512    71250 SH       DEFINED 1               71250
TIME WARNER INC                COM              887317105  2943   162500 SH       DEFINED 1              162500
WENDYS INTL INC                COM              950590109  3386    75000 SH       DEFINED 1               75000
WESTCORP                       COM              952355105  2067    35100 SH       DEFINED 1               35100